UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

This report on Form N-CSR relates solely to the Registrant’s Fidelity Real Estate High Income Fund series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Real Estate High Income Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of May 31, 2018
AAA,AA,A	10.3%
BBB	25.6%
BB	16.0%
B	14.0%
CCC,CC,C	1.8%
Not Rated	21.5%
Equities	3.0%
Short-Term Investments and Net Other Assets	7.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
CMOs and Other Mortgage Related Securities	77.2%
Asset-Backed Securities	4.7%
Nonconvertible Bonds	3.5%
Convertible Bonds, Preferred Stocks	2.3%
Common Stocks	0.7%
Bank Loan Obligations	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.8%

Schedule of Investments May 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.5%
	Principal Amount	Value
Diversified Financial Services - 0.2%
American Homes 4 Rent 4.25% 2/15/28	$2,205,000	$2,127,986
Healthcare - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,720,000	1,677,000
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	400,000	388,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24	311,000	316,246
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	2,992,500
Senior Housing Properties Trust 6.75% 4/15/20	3,000,000	3,124,476

TOTAL HEALTHCARE		8,498,222

Homebuilders/Real Estate - 1.1%
DDR Corp.:
4.625% 7/15/22	288,000	297,125
4.7% 6/1/27	3,354,000	3,380,032
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,255,000	3,145,144
iStar Financial, Inc. 6% 4/1/22	3,075,000	3,075,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (a)	1,170,000	1,170,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,000,000	1,025,026

TOTAL HOMEBUILDERS/REAL ESTATE		12,092,327

Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,250,000	4,082,550
Host Hotels & Resorts LP 4.75% 3/1/23	890,000	916,128
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23	2,300,000	2,285,625
Times Square Hotel Trust 8.528% 8/1/26 (a)	6,749,520	7,852,877

TOTAL HOTELS		15,137,180

Super Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (a)	720,000	659,700
TOTAL NONCONVERTIBLE BONDS
(Cost $38,107,674)		38,515,415

Asset-Backed Securities - 4.7%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	672,000	743,218
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,864,000	2,089,275
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,557,223	2,741,428
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (a)	4,476,000	4,921,611
Class XS, 0% 10/17/45 (a)(b)(c)(d)	3,213,132	32
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4229% 6/26/34 (a)(b)(e)	73,793	127,833
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.4478% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 4.0478% 3/20/50 (a)(b)(d)(e)	3,000,000	300
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.0488% 1/28/40 (a)(b)(d)(e)	3,022,616	302
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.5455% 7/17/34 (a)(b)(e)	927,000	935,036
Class F, 1 month U.S. LIBOR + 3.539% 5.4345% 7/17/34 (a)(b)(e)	1,347,000	1,362,516
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.284% 7/17/37 (a)(b)(e)	2,455,000	2,454,996
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.1455% 12/17/36 (a)(b)(e)	2,064,000	2,089,845
Class F, 1 month U.S. LIBOR + 3.000% 4.8955% 12/17/36 (a)(b)(e)	1,743,000	1,772,138
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.3955% 3/17/37 (a)(b)(e)	2,499,000	2,520,777
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.146% 6/17/37 (a)(b)(e)	4,421,000	4,446,568
Merit Securities Corp. Series 13 Class M1, 7.9411% 12/28/33 (b)	1,646,387	1,695,633
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (a)	714,000	745,147
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.8955% 9/17/33 (a)(b)(e)	924,000	936,379
Series 2017-SFR1 Class F, 5.35% 8/17/34 (a)	650,000	666,672
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (a)(e)	977,000	983,407
Series 2018-SFR1 Class F, 4.778% 3/17/35 (a)	2,713,000	2,720,081
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	256,832	174,883
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.4969% 1/17/35 (a)(b)(e)	2,643,000	2,670,655
Class F, 1 month U.S. LIBOR + 3.400% 5.2969% 1/17/35 (a)(b)(e)	3,524,000	3,523,183
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 5.0131% 2/5/36 (a)(b)(d)(e)	2,847,449	214
Class E, 3 month U.S. LIBOR + 4.500% 6.8631% 2/5/36 (a)(b)(d)(e)	910,923	68
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.8631% 12/5/36 (a)(b)(d)(e)	5,389,549	404
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	4,452,000	4,532,352
Series 2017-SFR2 Class F, 5.16% 1/17/36 (a)	746,000	755,185
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	1,000,000	998,233
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,985,000	3,082,586
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,571,000	2,584,230
TOTAL ASSET-BACKED SECURITIES
(Cost $61,247,721)		52,275,262

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 1.1%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	44,260	9,561
Class 2B5, 3.3614% 2/25/43 (a)(b)	25,219	453
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	716	0
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5421% 12/25/46 (a)(b)	6,045,000	6,248,504
Series 2010-K7 Class B, 5.6857% 4/25/20 (a)(b)	5,000,000	5,200,151
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.8471% 6/10/35 (a)(b)(e)	88,391	49,667
RESIX Finance Ltd. floater Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 6.1471% 2/10/36 (a)(b)(d)(e)	10,583	131

TOTAL PRIVATE SPONSOR		11,508,467

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6949% 2/25/42 (a)(b)	50,668	17,460
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.8356% 1/25/42 (a)(b)	5,432	56
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.6118% 6/25/43 (b)(d)(f)	173,593	60,527
Class 2B5, 3.6118% 6/25/43 (b)(d)(f)	6,142	12

TOTAL U.S. GOVERNMENT AGENCY		78,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,121,340)		11,586,522

Commercial Mortgage Securities - 76.1%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 3.150% 4.7239% 9/15/34 (a)(b)(e)	4,423,000	4,456,613
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (a)	1,230,000	1,325,888
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29	4,476,925	4,473,757
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (a)(b)	3,308,000	3,326,432
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (a)(b)	3,107,000	2,915,242
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	5,301,000	4,313,136
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	3,113,000	2,522,809
Series 2017-BNK8 Class D, 2.6% 11/15/50 (a)	3,717,000	2,794,160
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,642,000	2,123,773
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.5108% 9/15/48 (b)	1,826,000	1,795,885
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (a)(b)	7,899,000	7,593,251
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/36 (a)(b)	2,100,000	1,930,527
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (a)	4,096,119	4,045,982
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 2.0042% 10/25/22 (a)(b)	15,939	15,252
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.3898% 3/15/37 (a)(b)(e)	2,163,000	2,160,311
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.1687% 10/15/32 (a)(b)(e)	4,789,000	4,810,039
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (a)(b)	3,478,000	3,504,521
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50	5,600,000	5,671,132
Class D, 3.25% 2/10/50 (a)	4,889,000	3,941,917
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.4077% 6/15/31 (a)(b)(e)	2,069,872	1,998,613
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.4077% 6/15/31 (a)(b)(e)	2,069,872	1,989,275
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.4077% 6/15/31 (a)(b)(e)	744,166	710,758
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (a)(b)	683,000	680,107
Class F, 3.9121% 4/10/28 (a)(b)	3,987,000	3,956,828
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (a)(b)	4,885,000	4,680,440
Series 2013-GC15 Class D, 5.2682% 9/10/46 (a)(b)	8,792,000	8,371,011
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 6.2469% 7/15/27 (a)(b)(e)	3,568,000	3,586,055
Series 2016-C3 Class D, 3% 11/15/49 (a)	5,297,000	4,041,711
Series 2016-SMPL Class E, 4.509% 9/10/31 (a)	4,422,000	4,385,229
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.0452% 8/13/27 (a)(b)(e)	3,339,000	3,370,610
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	5,250,000	4,118,288
Series 2012-CR1:
Class C, 5.4968% 5/15/45 (b)	2,060,000	2,131,271
Class D, 5.4968% 5/15/45 (a)(b)	6,994,000	6,819,644
Class G, 2.462% 5/15/45 (a)	2,788,000	2,010,694
Series 2012-CR5 Class D, 4.4636% 12/10/45 (a)(b)	1,550,000	1,470,705
Series 2012-LC4 Class D, 5.7778% 12/10/44 (a)(b)	7,914,000	7,216,612
Series 2013-CCRE6 Class E, 4.2032% 3/10/46 (a)(b)	189,000	153,374
Series 2013-CR10:
Class C, 4.9482% 8/10/46 (a)(b)	1,310,000	1,324,194
Class D, 4.9482% 8/10/46 (a)(b)	4,410,000	3,874,863
Series 2013-CR12 Class D, 5.2476% 10/10/46 (a)(b)	7,745,000	6,687,149
Series 2013-CR6 Class F, 4.2032% 3/10/46 (a)(b)	1,727,000	1,142,013
Series 2013-CR9 Class D, 4.4044% 7/10/45 (a)(b)	1,184,000	1,021,894
Series 2013-LC6 Class D, 4.4417% 1/10/46 (a)(b)	6,776,000	6,479,063
Series 2014-CR15 Class D, 4.908% 2/10/47 (a)(b)	1,273,000	1,189,222
Series 2014-CR17:
Class D, 4.9583% 5/10/47 (a)(b)	5,531,000	4,991,466
Class E, 4.9583% 5/10/47 (a)(b)	662,000	517,761
Series 2014-UBS2 Class D, 5.1817% 3/10/47 (a)(b)	4,146,000	3,557,671
Series 2015-3BP Class F, 3.3464% 2/10/35 (a)(b)	5,288,000	4,851,956
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (a)(b)	1,991,000	1,954,679
Series 2016-CD1 Class D, 2.9046% 8/10/49 (a)(b)	2,782,000	2,191,043
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,882,000	3,148,620
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,376,000	1,117,127
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (a)	784,505	787,208
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1647% 11/10/49 (b)	1,500,000	1,459,624
Class D, 2.9147% 11/10/49 (b)	2,017,000	1,559,423
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.9931% 8/15/45 (a)(b)	6,370,000	6,122,364
Class F, 4.25% 8/15/45 (a)	7,900,000	6,561,792
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,868,000	1,216,387
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (a)(b)	3,107,000	2,990,822
Series 2015-TEXW Class F, 3.977% 2/10/34 (a)(b)	2,080,000	2,008,081
Series 2015-WEST Class F, 4.3677% 2/10/37 (a)(b)	6,476,000	6,213,080
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class H, 6% 5/17/40 (a)	2,493,939	2,045,030
Series 1998-C2 Class G, 6.75% 11/15/30 (a)	109,798	109,787
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	4,685,000	4,148,117
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	2,270,000	2,158,761
Series 2017-CX9 Class D, 4.161% 9/15/50 (a)	1,938,000	1,624,809
Series 2018-CX11 Class C, 4.7115% 4/15/51	2,835,000	2,863,767
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.1687% 11/15/33 (a)(b)(e)	4,003,000	4,040,804
Series 2017-MOON Class E, 3.303% 7/10/34 (a)(b)	1,534,000	1,466,734
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(b)	1,000,000	988,076
Class E, 5.099% 1/10/34 (a)(b)	5,120,000	4,918,663
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8841% 11/10/46 (a)(b)	8,929,000	9,309,784
Class F, 5.8841% 11/10/46 (a)(b)	7,806,000	7,601,192
Class G, 4.652% 11/10/46 (a)	9,378,000	8,397,802
Series 2011-LC3A Class D, 5.5153% 8/10/44 (a)(b)	4,111,000	4,253,195
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6349% 9/10/49 (b)	2,200,000	2,056,532
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9089% 1/25/43 (b)(c)	5,370,000	375,829
Series KAIV Class X2, 3.6147% 6/25/46 (b)(c)	2,780,000	264,933
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3732% 9/25/45 (a)(b)	4,544,000	4,734,413
Series 2011-K10 Class B, 4.7807% 11/25/49 (a)(b)	2,500,000	2,580,642
Series 2011-K11 Class B, 4.5733% 12/25/48 (a)(b)	3,190,000	3,281,417
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (a)(b)	5,500,000	5,444,954
Class FFX, 3.4949% 12/15/34 (a)(b)	5,816,000	5,718,035
Class GFX, 3.4949% 12/15/34 (a)(b)	12,671,000	12,402,703
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29	848,131	813,378
Series 1997-C2 Class H, 6.75% 4/15/29 (b)	6,096,420	4,868,321
Series 1999-C2I Class K, 6.481% 9/15/33	7,875,000	7,872,614
GP Portfolio Trust Series 2014-GPP:
Class D, 1 month U.S. LIBOR + 3.000% 4.8969% 2/15/27 (a)(b)(e)	2,691,000	2,696,097
Class E, 1 month U.S. LIBOR + 4.100% 5.9969% 2/15/27 (a)(b)(e)	1,717,000	1,700,622
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4% 11/21/35 (a)(b)(e)	1,473,000	1,468,397
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (a)(b)	6,154,000	6,032,849
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1963% 8/10/43 (a)(b)	2,450,000	2,492,749
Class F, 4% 8/10/43 (a)	1,431,000	1,060,050
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.355% 12/10/43 (a)(b)	4,100,000	4,118,095
Series 2011-GC3 Class D, 5.8256% 3/10/44 (a)(b)	1,239,000	1,265,981
Series 2011-GC5:
Class C, 5.5646% 8/10/44 (a)(b)	5,010,000	5,217,907
Class D, 5.5646% 8/10/44 (a)(b)	7,012,000	6,863,297
Class E, 5.5646% 8/10/44 (a)(b)	2,919,000	2,398,603
Class F, 4.5% 8/10/44 (a)	5,172,000	2,758,326
Series 2012-GC6:
Class D, 5.8403% 1/10/45 (a)(b)	3,529,000	3,381,397
Class E, 5% 1/10/45 (a)(b)	1,822,000	1,568,672
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,810,000	1,235,202
Series 2012-GCJ7:
Class C, 5.8875% 5/10/45 (b)	5,830,000	6,038,378
Class D, 5.8875% 5/10/45 (a)(b)	10,512,500	10,220,717
Class E, 5% 5/10/45 (a)	6,263,000	4,295,911
Class F, 5% 5/10/45 (a)	8,442,000	2,537,497
Series 2012-GCJ9 Class D, 4.9059% 11/10/45 (a)(b)	5,088,000	4,877,287
Series 2013-GC12 Class D, 4.5799% 6/10/46 (a)(b)	1,043,000	935,597
Series 2013-GC13 Class D, 4.0813% 7/10/46 (a)(b)	6,567,000	6,037,207
Series 2013-GC16:
Class D, 5.503% 11/10/46 (a)(b)	4,709,000	4,628,606
Class F, 3.5% 11/10/46 (a)	3,037,000	2,209,098
Series 2016-GS2:
Class C, 4.68% 5/10/49 (b)	2,959,000	3,039,189
Class D, 2.753% 5/10/49 (a)	2,470,050	1,979,917
Series 2016-GS3 Class D, 2.728% 10/10/49 (a)	7,306,000	5,666,341
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	4,683,000	4,824,844
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (a)(b)	8,617,000	8,500,362
Class F, 4.2022% 2/10/29 (a)(b)	6,374,000	6,247,284
Series 2017-GS6 Class D, 3.331% 5/10/50 (a)	4,414,000	3,535,573
Series 2018-GS9 Class D, 3% 3/10/51 (a)	2,962,000	2,359,123
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (a)(b)	6,663,000	5,964,696
Series 2016-SFP Class F, 6.0801% 11/5/35 (a)	5,036,000	5,119,617
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.0469% 6/15/34 (a)(b)(e)	2,264,000	2,264,002
Class FFL, 1 month U.S. LIBOR + 2.850% 4.7469% 6/15/34 (a)(b)(e)	929,000	930,862
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7106% 9/15/47 (a)(b)	2,472,000	2,032,404
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	725,000	630,514
Series 2014-C26 Class D, 4.0669% 1/15/48 (a)(b)	2,796,000	2,436,070
Series 2015-C32 Class C, 4.8175% 11/15/48 (b)	8,179,000	8,120,005
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (a)	2,903,000	2,412,371
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2231% 12/15/49 (a)(b)	4,642,000	3,689,144
Series 2017-C7 Class D, 3% 10/15/50 (a)	2,177,000	1,702,086
Series 2018-C8 Class D, 3.2458% 6/15/51 (a)(b)	1,406,000	1,115,136
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6578% 1/12/37 (a)(b)	552,957	567,647
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (a)(b)	2,260,000	2,402,405
Class D, 7.6935% 12/5/27 (a)(b)	10,670,000	11,331,088
Series 2010-CNTR Class D, 6.3899% 8/5/32 (a)(b)	4,170,000	4,362,845
Series 2012-CBX:
Class D, 5.2137% 6/16/45 (a)(b)	4,050,000	4,052,435
Class E, 5.2137% 6/15/45 (a)(b)	3,618,000	3,305,479
Class F, 4% 6/15/45 (a)	4,494,000	3,412,379
Class G 4% 6/15/45 (a)	4,957,000	2,580,301
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (b)	1,215,000	1,234,380
Series 2005-LDP2 Class F, 5.01% 7/15/42 (b)	602,277	610,564
Series 2011-C3:
Class E, 5.8613% 2/15/46 (a)(b)	3,060,000	3,008,813
Class G, 4.409% 2/15/46 (a)(b)	1,299,000	1,044,969
Class H, 4.409% 2/15/46 (a)(b)	3,147,000	2,305,267
Series 2011-C4:
Class E, 5.5344% 7/15/46 (a)(b)	6,160,000	6,206,541
Class F, 3.873% 7/15/46 (a)	555,000	512,859
Class H, 3.873% 7/15/46 (a)	3,221,000	2,386,980
Class NR, 3.873% 7/15/46 (a)	1,588,500	1,047,008
Series 2011-C5:
Class C, 5.5878% 8/15/46 (a)(b)	3,424,234	3,530,592
Class D, 5.5878% 8/15/46 (a)(b)	2,000,000	1,980,477
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (b)	201,000	197,344
Class D, 4.2989% 4/15/46 (b)	4,395,000	4,055,809
Class E, 3.25% 4/15/46 (a)(b)	104,000	77,753
Class F, 3.25% 4/15/46 (a)(b)	7,077,000	4,237,032
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (a)(b)	3,858,000	3,086,802
Class E, 3.9314% 6/10/27 (a)(b)	4,173,000	2,922,692
Series 2015-UES Class F, 3.7417% 9/5/32 (a)(b)	5,061,000	4,953,709
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (a)	107,256	100,341
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (a)(b)	5,117,000	4,908,516
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (a)	689,970	727,671
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (a)(b)	2,459,000	2,534,003
Class E, 4.8035% 2/10/36 (a)(b)	2,478,000	2,388,049
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.2235% 1/20/41 (a)(b)	1,228,000	1,223,311
Class E, 5.2235% 1/20/41 (a)(b)	1,913,000	1,775,283
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (a)(b)	434,112	432,379
Class M, 5.45% 5/28/40 (a)(b)	1,533,000	1,513,235
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7806% 5/12/39 (b)	1,247,106	1,259,933
Mezz Capital Commercial Mortgage Trust Series 2004-C2 Class D, 7.347% 10/15/40 (a)(d)	687,002	4,867
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (a)	2,000,000	1,914,600
Series 2012-C5 Class E, 4.8431% 8/15/45 (a)(b)	1,067,000	1,046,246
Series 2012-C6 Class D, 4.7271% 11/15/45 (a)(b)	4,361,000	4,360,534
Series 2013-C12 Class D, 4.9242% 10/15/46 (a)(b)	4,798,000	4,556,212
Series 2013-C13:
Class D, 5.0518% 11/15/46 (a)(b)	5,079,000	4,962,828
Class E, 5.0518% 11/15/46 (a)(b)	2,000,000	1,728,851
Series 2013-C7:
Class D, 4.388% 2/15/46 (a)(b)	5,751,000	5,270,862
Class E, 4.388% 2/15/46 (a)(b)	1,580,000	1,243,960
Series 2013-C8 Class D, 4.1942% 12/15/48 (a)(b)	2,260,000	2,061,505
Series 2013-C9:
Class C, 4.1802% 5/15/46 (b)	3,784,000	3,704,899
Class D, 4.2682% 5/15/46 (a)(b)	5,331,000	5,001,805
Series 2016-C30:
Class C, 4.268% 9/15/49 (b)	1,722,000	1,683,009
Class D, 3% 9/15/49 (a)	1,879,000	1,425,643
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,945,000	2,221,124
Series 2016-C32:
Class C, 4.296% 12/15/49	2,000,000	1,983,850
Class D, 3.396% 12/15/49 (a)	3,703,000	2,860,864
Series 2017-C33 Class D, 3.25% 5/15/50 (a)	3,520,000	2,802,725
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.601% 3/15/45 (a)(b)	2,513,000	2,170,687
Series 1997-RR Class F, 7.51% 4/30/39 (a)(b)	120,418	119,459
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	247,592	216,643
Series 1999-WF1 Class O, 5.91% 11/15/31 (a)	245,348	240,308
Series 2004-IQ7 Class G, 5.2671% 6/15/38 (a)(b)	450,599	450,143
Series 2011-C1:
Class D, 5.5995% 9/15/47 (a)(b)	10,522,000	10,903,021
Class E, 5.5995% 9/15/47 (a)(b)	1,500,000	1,554,773
Series 2011-C2:
Class D, 5.6659% 6/15/44 (a)(b)	7,303,000	7,201,594
Class E, 5.6659% 6/15/44 (a)(b)	4,900,000	4,624,141
Class F, 5.6659% 6/15/44 (a)(b)	3,620,000	3,192,209
Series 2011-C3:
Class D, 5.3267% 7/15/49 (a)(b)	9,693,000	10,043,856
Class E, 5.3267% 7/15/49 (a)(b)	3,134,000	3,092,759
Class F, 5.3267% 7/15/49 (a)(b)	1,181,000	1,140,654
Class G, 5.3267% 7/15/49 (a)(b)	4,040,000	3,497,684
Series 2012-C4 Class D, 5.601% 3/15/45 (a)(b)	1,950,000	1,859,285
Series 2014-150E:
Class C, 4.4382% 9/9/32 (a)(b)	2,867,000	2,921,414
Class F, 4.4382% 9/9/32 (a)(b)	2,900,000	2,795,707
Series 2014-CPT Class F, 3.5604% 7/13/29 (a)(b)	4,412,000	4,314,790
Series 2015-MS1:
Class C, 4.1646% 5/15/48 (b)	3,074,000	2,969,442
Class D, 4.1646% 5/15/48 (a)(b)	5,162,000	4,406,431
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	3,409,000	2,884,263
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	5,410,000	4,276,939
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.5187% 11/15/34 (a)(b)(e)	1,100,000	1,103,397
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8472% 7/15/33 (a)(b)	645,731	686,859
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.8234% 8/15/19 (a)(b)(e)	1,643,432	1,659,860
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.1469% 8/15/34 (a)(b)(e)	13,168,876	13,301,167
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	8,809,000	8,763,591
Class E, 6.8087% 11/15/34 (a)	2,439,000	2,320,744
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (a)(b)	1,217,000	1,123,784
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (a)	952,915	969,461
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9168% 11/15/32 (a)(b)	1,092,000	1,018,257
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.1469% 11/15/34 (a)(b)(e)	638,000	639,205
Class F, 4.5595% 11/15/34 (a)	115,000	115,217
Class G, 1 month U.S. LIBOR + 4.000% 5.8969% 11/15/34 (a)(b)(e)	572,000	570,741
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,576,637	3,143,498
RETL floater Series 2018-RVP:
Class E, 1 month U.S. LIBOR + 4.500% 6.3969% 3/15/33 (a)(b)(e)	1,977,560	2,002,374
Class F, 1 month U.S. LIBOR + 6.000% 7.8969% 3/15/33 (a)(b)(e)	2,036,887	2,062,440
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 5.4906% 11/15/26 (a)(b)(e)	1,047,000	1,029,900
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.1469% 11/15/27 (a)(b)(e)	2,477,000	2,399,441
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4768% 8/15/39 (b)	290,709	291,275
Series 2007-C4 Class F, 5.4768% 8/15/39 (b)	5,345,000	4,959,384
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.5955% 2/15/35 (a)(b)(e)	1,120,000	1,124,900
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.729% 5/10/45 (a)(b)	5,491,000	5,463,658
Class E, 5% 5/10/45 (a)(b)	2,294,000	1,901,377
Class F, 5% 5/10/45 (a)(b)	2,982,000	2,097,117
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (a)(b)	1,550,000	1,503,677
Series 2012-WRM Class C, 4.3793% 6/10/30 (a)(b)	1,000,000	969,414
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6613% 11/15/43 (a)(b)(c)	25,717,913	331,386
Series 2012-LC5:
Class D, 4.9231% 10/15/45 (a)(b)	7,342,000	7,316,328
Class E, 4.9231% 10/15/45 (a)(b)	1,261,000	1,173,201
Series 2013-LC12 Class C, 4.4256% 7/15/46 (b)	3,238,000	3,191,338
Series 2015-NXS4 Class E, 3.7532% 12/15/48 (a)(b)	2,457,000	1,802,802
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,832,000	1,466,485
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	6,557,000	4,872,599
Series 2016-LC25 Class C, 4.5838% 12/15/59 (b)	2,200,000	2,108,595
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	5,102,000	3,718,688
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	5,529,000	4,307,909
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	2,189,000	1,801,146
Series 2018-C43 Class C, 4.514% 3/15/51	1,300,000	1,303,401
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (a)	1,502,600	835,256
Series 2011-C3:
Class C, 5.335% 3/15/44 (a)	2,240,000	2,301,246
Class D, 5.847% 3/15/44 (a)(b)	3,984,000	3,303,007
Class E, 5% 3/15/44 (a)	1,510,000	696,614
Class F, 5% 3/15/44 (a)	2,907,350	631,649
Series 2011-C4:
Class D, 5.4008% 6/15/44 (a)(b)	1,940,000	1,886,272
Class E, 5.4008% 6/15/44 (a)(b)	1,529,000	1,431,317
Series 2011-C5:
Class C, 5.8595% 11/15/44 (a)(b)	1,670,000	1,754,081
Class D, 5.8595% 11/15/44 (a)(b)	3,575,000	3,626,885
Class E, 5.8595% 11/15/44 (a)(b)	4,450,655	4,461,564
Class F, 5.25% 11/15/44 (a)(b)	4,587,000	4,002,411
Class G, 5.25% 11/15/44 (a)(b)	1,507,150	1,233,429
Series 2012-C6 Class D, 5.7657% 4/15/45 (a)(b)	3,250,000	3,323,471
Series 2012-C7:
Class C, 4.9793% 6/15/45 (b)	3,793,000	3,852,064
Class E, 4.9793% 6/15/45 (a)(b)	4,374,000	3,466,295
Class F, 4.5% 6/15/45 (a)	1,765,000	1,102,012
Class G, 4.5% 6/15/45 (a)	5,063,750	1,456,801
Series 2012-C8:
Class D, 5.056% 8/15/45 (a)(b)	1,000,000	976,343
Class E, 5.056% 8/15/45 (a)(b)	1,400,000	1,344,714
Series 2013-C11:
Class D, 4.4138% 3/15/45 (a)(b)	2,240,000	2,117,525
Class E, 4.4138% 3/15/45 (a)(b)	6,000,000	4,747,222
Series 2013-C13 Class D, 4.1386% 5/15/45 (a)(b)	1,800,000	1,653,468
Series 2013-C16 Class D, 5.1953% 9/15/46 (a)(b)	801,000	748,513
Series 2013-UBS1 Class D, 4.77% 3/15/46 (a)(b)	3,168,000	2,929,244
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.6172% 11/15/29 (a)(b)(e)	4,379,481	4,371,737
Class G, 1 month U.S. LIBOR + 3.001% 4.9169% 11/15/29 (a)(b)(e)	1,867,968	1,838,727
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (a)(b)	6,117,000	5,351,610
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (a)(b)	1,966,000	1,524,277
Class PR2, 3.6332% 6/5/35 (a)(b)	5,227,000	3,763,435
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $844,854,159)		842,661,010
	Shares	Value

Common Stocks - 0.7%
Homebuilders/Real Estate - 0.7%
DDR Corp.	142,300	2,161,537
Spirit Realty Capital, Inc.	350,000	3,066,000
Store Capital Corp.	100,000	2,680,000
TOTAL COMMON STOCKS
(Cost $7,131,066)		7,907,537

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.4%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	64,000	2,245,254
RLJ Lodging Trust Series A, 1.95%	84,700	2,165,779
		4,411,033
Nonconvertible Preferred Stocks - 1.9%
Diversified Financial Services - 0.3%
American Homes 4 Rent Series D, 6.50%	103,400	2,596,374
Homebuilders/Real Estate - 1.6%
Annaly Capital Management, Inc. Series C, 7.625%	28,000	709,800
Cedar Realty Trust, Inc.:
Series B, 7.25%	5,408	123,005
Series C, 6.50%	95,600	1,869,028
CYS Investments, Inc. Series B, 7.50%	80,500	1,977,080
DDR Corp. Series K, 6.25%	90,662	2,012,696
MFA Financial, Inc. Series B, 7.50%	96,700	2,463,819
National Storage Affiliates Trust Series A, 6.00%	45,600	1,112,640
PS Business Parks, Inc. Series W, 5.20%	400	9,117
Public Storage Series F, 5.15%	147,400	3,559,710
Rexford Industrial Realty, Inc. Series B, 5.875%	109,800	2,552,850
Taubman Centers, Inc. Series J, 6.50%	66,277	1,603,241
		17,992,986

TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,589,360

TOTAL PREFERRED STOCKS
(Cost $25,252,255)		25,000,393
	Principal Amount	Value

Bank Loan Obligations - 3.8%
Air Transportation - 0.2%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8551% 10/18/20 (b)(e)	2,545,000	2,551,363
Diversified Financial Services - 0.3%
Extell Boston 5.154% 8/31/21 (b)	4,000,928	4,000,928
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (b)(e)	4,182,013	4,136,973
Homebuilders/Real Estate - 1.9%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.99% 3/24/25 (b)(e)	3,462,248	3,514,182
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.49% 3/24/24(b)(e)	666,574	665,948
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/4/21 (b)(e)	2,376,133	2,374,351
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.800% 3.7338% 2/6/22 (b)(d)(e)	5,000,000	4,881,250
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9316% 10/1/21 (b)(e)	3,867,690	3,887,028
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1785% 2/8/25 (b)(e)	114,713	115,224
Simply Storage Management LLC 8.2375% 9/6/21 (b)(d)	5,530,000	5,563,180

TOTAL HOMEBUILDERS/REAL ESTATE		21,001,163

Hotels - 0.8%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9803% 8/30/23 (b)(e)	2,024,513	2,026,092
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.7097% 10/25/23 (b)(e)	4,205,619	4,224,040
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.22% 4/27/24 (b)(e)	1,137,833	1,129,777
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.17% 5/11/24 (b)(e)	1,173,150	1,178,722

TOTAL HOTELS		8,558,631

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (b)(e)	2,261,531	2,125,206
TOTAL BANK LOAN OBLIGATIONS
(Cost $42,311,878)		42,374,264

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	304,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		304,810
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.76% (g)
(Cost $82,700,271)	82,682,579	82,699,115
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,118,731,068)		1,103,324,328
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,371,119
NET ASSETS - 100%		$1,106,695,447

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $833,762,293 or 75.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,539 or 0.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.6118% 6/25/43	9/29/03	$70,495
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.6118% 6/25/43	9/29/03	$838

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$510,336
Total	$510,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$5,150,699	$5,150,699	$--	$--
Real Estate	27,757,231	23,346,198	4,411,033	--
Corporate Bonds	38,515,415	--	38,515,415	--
Asset-Backed Securities	52,275,262	--	52,273,867	1,395
Collateralized Mortgage Obligations	11,586,522	--	11,516,291	70,231
Commercial Mortgage Securities	842,661,010	--	842,656,143	4,867
Bank Loan Obligations	42,374,264	--	31,929,834	10,444,430
Preferred Securities	304,810	--	--	304,810
Money Market Funds	82,699,115	82,699,115	--	--
Total Investments in Securities:	$1,103,324,328	$111,196,012	$981,302,583	$10,825,733

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$15,049,903
Net Realized Gain (Loss) on Investment Securities	3,624
Net Unrealized Gain (Loss) on Investment Securities	(177,494)
Cost of Purchases	300,862
Proceeds of Sales	(11,188)
Amortization/Accretion	(286,450)
Transfers into Level 3	--
Transfers out of Level 3	(4,053,524)
Ending Balance	$10,825,733
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$(176,823)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,036,030,797)	$1,020,625,213
Fidelity Central Funds (cost $82,700,271)	82,699,115
Total Investment in Securities (cost $1,118,731,068)		$1,103,324,328
Cash		11,435
Receivable for investments sold		3,349,565
Dividends receivable		438,511
Interest receivable		4,622,664
Distributions receivable from Fidelity Central Funds		102,446
Prepaid expenses		290
Other receivables		1,477
Total assets		1,111,850,716
Liabilities
Payable for investments purchased	$4,032,241
Distributions payable	268,065
Accrued management fee	647,674
Other affiliated payables	51,943
Other payables and accrued expenses	155,346
Total liabilities		5,155,269
Net Assets		$1,106,695,447
Net Assets consist of:
Paid in capital		$1,147,877,195
Distributions in excess of net investment income		(878,897)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,896,111)
Net unrealized appreciation (depreciation) on investments		(15,406,740)
Net Assets, for 131,151,456 shares outstanding		$1,106,695,447
Net Asset Value, offering price and redemption price per share ($1,106,695,447 ÷ 131,151,456 shares)		$8.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018
Investment Income
Dividends		$916,957
Interest		29,069,915
Income from Fidelity Central Funds		510,336
Total income		30,497,208
Expenses
Management fee	$3,880,417
Transfer agent fees	82,467
Accounting fees and expenses	228,822
Custodian fees and expenses	13,222
Independent trustees' fees and expenses	2,474
Audit	174,829
Legal	1,271
Miscellaneous	4,427
Total expenses before reductions	4,387,929
Expense reductions	(5,990)
Total expenses after reductions		4,381,939
Net investment income (loss)		26,115,269
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,738,094)
Foreign currency transactions	42,994
Total net realized gain (loss)		(5,695,100)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,999,790)
Assets and liabilities in foreign currencies	108
Total change in net unrealized appreciation (depreciation)		(10,999,682)
Net gain (loss)		(16,694,782)
Net increase (decrease) in net assets resulting from operations		$9,420,487

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,115,269	$54,247,515
Net realized gain (loss)	(5,695,100)	(531,104)
Change in net unrealized appreciation (depreciation)	(10,999,682)	7,597,758
Net increase (decrease) in net assets resulting from operations	9,420,487	61,314,169
Distributions to shareholders from net investment income	(29,739,845)	(50,959,518)
Share transactions
Proceeds from sales of shares	122,192,500	78,799,000
Reinvestment of distributions	27,754,218	48,189,200
Cost of shares redeemed	(126,037,571)	(67,468,713)
Net increase (decrease) in net assets resulting from share transactions	23,909,147	59,519,487
Total increase (decrease) in net assets	3,589,789	69,874,138
Net Assets
Beginning of period	1,103,105,658	1,033,231,520
End of period	$1,106,695,447	$1,103,105,658
Other Information
Undistributed net investment income end of period	$–	$2,745,679
Distributions in excess of net investment income end of period	$(878,897)	$–
Shares
Sold	14,375,736	9,157,768
Issued in reinvestment of distributions	3,269,549	5,595,916
Redeemed	(14,802,352)	(7,835,017)
Net increase (decrease)	2,842,933	6,918,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate High Income Fund

	Six months ended May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$8.51	$8.80	$8.99	$8.77	$8.72
Income from Investment Operations
Net investment income (loss)A	.201	.433	.451	.539	.560	.542
Net realized and unrealized gain (loss)	(.130)	.064	(.343)	(.190)	.205	.048
Total from investment operations	.071	.497	.108	.349	.765	.590
Distributions from net investment income	(.231)	(.407)	(.398)	(.462)	(.495)	(.505)
Distributions from net realized gain	–	–	–	(.050)	(.050)	(.035)
Tax return of capital	–	–	–	(.027)	–	–
Total distributions	(.231)	(.407)	(.398)	(.539)	(.545)	(.540)
Net asset value, end of period	$8.44	$8.60	$8.51	$8.80	$8.99	$8.77
Total ReturnB,C	.84%	5.94%	1.26%	3.96%	8.98%	6.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%F	.80%	.80%	.80%	.81%	.83%
Expenses net of fee waivers, if any	.80%F	.80%	.80%	.80%	.81%	.83%
Expenses net of all reductions	.80%F	.80%	.80%	.80%	.81%	.83%
Net investment income (loss)	4.76%F	5.03%	5.23%	6.05%	6.31%	6.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,106,695	$1,103,106	$1,033,232	$1,052,173	$953,814	$877,459
Portfolio turnover rateG	17%F	18%	19%	20%	20%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2018

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain conversion ratio adjustments, capital loss carryforwards and expiring capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,989,763
Gross unrealized depreciation	(50,033,764)
Net unrealized appreciation (depreciation)	$(15,044,001)
Tax cost	$1,118,368,329

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(15,362,164)
Total with expiration	$(15,362,164)
No expiration
Short-term	$(2,165,715)
Long-term	(2,317,136)
Total no expiration	$(4,482,851)
Total capital loss carryforward	$(19,845,015)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $90,277,888 and $87,298,291, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,567 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,931 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $835.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,224.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 24% of the total outstanding shares of the Fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Real Estate High Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Real Estate High Income Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of May 31, 2018, the related statement of operations for the six months ended May 31, 2018, the statement of changes in net assets for the six months ended May 31, 2018 and the year ended November 30, 2017, including the related notes, and the financial highlights for the six months ended May 31, 2018 and each of the five years in the period ended November 30, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended May 31, 2018 and the year ended November 30, 2017 and the financial highlights for the six months ended May 31, 2018 and each of the five years in the period ended November 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 20, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.80%	$1,000.00	$1,008.40	$4.01
Hypothetical-C		$1,000.00	$1,020.94	$4.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018